SIGNIFICANT ACCOUNTING POLICIES - Schedule of Impact on Adoption of New IFRS Standards (Details) - USD ($) $ in Millions		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		$ 1,873	$ 1,106	$ 1,045	$ 1,050
Financial assets		484	361
Accounts and other receivable, net		3,676	3,454
Inventory, net		1,254	1,068
Assets held for sale		96	14
Other assets		445	430
Current assets		7,828	6,433
Financial assets		462	423
Accounts and other receivable, net		778	908
Other assets		73	79
Property, plant and equipment		2,575	2,530
Deferred income tax assets		256	174
Intangible assets		2,909	3,094
Equity accounted investments		483	609		166
Goodwill		1,677	1,554
Total assets		17,041	15,804
Liabilities
Accounts payable and other		5,454	4,865
Liabilities associated with assets held for sale		15	0
Borrowings		606	825
Current liabilities		6,075	5,690
Accounts payable and other		731	773
Borrowings		4,473	2,440
Deferred income tax liabilities		807	837
Total liabilities		12,086	9,740
Equity
Limited partners		1,477	1,585
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.		1,348	1,453
Interest of others in operating subsidiaries		2,130	3,026
Total equity		4,955	6,064	$ 5,314	$ 4,038
Total liabilities and equity		$ 17,041	15,804
IFRS 15
Assets
Cash and cash equivalents			1,106
Financial assets			361
Accounts and other receivable, net			3,356
Inventory, net			1,072
Assets held for sale			14
Other assets			370
Current assets			6,279
Financial assets			423
Accounts and other receivable, net			881
Other assets			80
Property, plant and equipment			2,530
Deferred income tax assets			216
Intangible assets			3,094
Equity accounted investments			603
Goodwill			1,554
Total assets			15,660
Liabilities
Accounts payable and other			4,991
Liabilities associated with assets held for sale			0
Borrowings			825
Current liabilities			5,816
Accounts payable and other			768
Borrowings			2,440
Deferred income tax liabilities			837
Total liabilities			9,861
Equity
Limited partners			1,453
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.			1,325
Interest of others in operating subsidiaries			3,021
Total equity			5,799
Total liabilities and equity			15,660
Previously stated
Assets
Cash and cash equivalents			1,106
Financial assets			361
Accounts and other receivable, net			3,454
Inventory, net			1,068
Assets held for sale			14
Other assets			430
Current assets			6,433
Financial assets			423
Accounts and other receivable, net			908
Other assets			79
Property, plant and equipment			2,530
Deferred income tax assets			174
Intangible assets			3,094
Equity accounted investments			609
Goodwill			1,554
Total assets			15,804
Liabilities
Accounts payable and other			4,865
Liabilities associated with assets held for sale			0
Borrowings			825
Current liabilities			5,690
Accounts payable and other			773
Borrowings			2,440
Deferred income tax liabilities			837
Total liabilities			9,740
Equity
Limited partners			1,585
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.			1,453
Interest of others in operating subsidiaries			3,026
Total equity			6,064
Total liabilities and equity			15,804
Increase (decrease) due to application of IFRS 15
Assets
Cash and cash equivalents			0
Financial assets			0
Accounts and other receivable, net			(98)
Inventory, net			4
Assets held for sale			0
Other assets			(60)
Current assets			(154)
Financial assets			0
Accounts and other receivable, net			(27)
Other assets			1
Property, plant and equipment			0
Deferred income tax assets			42
Intangible assets			0
Equity accounted investments			(6)
Goodwill			0
Total assets			(144)
Liabilities
Accounts payable and other			126
Liabilities associated with assets held for sale			0
Borrowings			0
Current liabilities			126
Accounts payable and other			(5)
Borrowings			0
Deferred income tax liabilities			0
Total liabilities			121
Equity
Limited partners			(132)
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.			(128)
Interest of others in operating subsidiaries			(5)
Total equity	[1]		(265)
Total liabilities and equity			$ (144)

[1]	See Note 2(c) for additional information on adoption of new accounting standards.